SHORT-TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES AND OTHER OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Short-Term Borrowings and Capital Lease Obligations
The following tables summarize the Company's short-term borrowings, long-term debt and finance lease obligations:

Short-Term Borrowings	December 31, 2024	December 31, 2023
(In millions)
Long-term debt due within one year [1]	$1,848	$—
1.Presented net of current portion of unamortized debt issuance costs.

Schedule of Long-Term Debt Instruments

Long-Term Debt	December 31, 2024		December 31, 2023
In millions	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Promissory notes and debentures [1]:
Final maturity 2025	$1,850	4.49%	$1,850	4.49%
Final maturity 2028	2,250	4.73%	2,250	4.73%
Final maturity 2030 and thereafter [2]	3,102	5.47%	3,741	5.46%
Other facilities:
Finance lease obligations	9		10
Less: Unamortized debt discount and issuance costs	40		51
Less: Long-term debt due within one year	1,848		—
Total	$5,323		$7,800
1.Represents senior unsecured notes (the "2018 Senior Notes"), which are senior unsecured obligations of the Company.
2.Includes an unamortized basis adjustment of $48 million related to the dedesignation of the Company's interest rate swap agreements and a fair value hedging adjustment of $59 million, related to the Company's interest rate swap agreements at December 31, 2024 and 2023, respectively. See Note 21 for additional information.
Schedule of Maturities of Long-Term Debt
Principal payments of long-term debt for the five succeeding fiscal years are as follows:

Maturities of Long-Term Debt for Next Five Years at December 31, 2024	Total
In millions
2025	$1,850
2026	$—
2027	$—
2028	$2,250
2029	$—

Schedule of Line of Credit Facilities
The following table summarizes the Company's credit facilities:

Committed and Available Credit Facilities at December 31, 2024
In millions	Effective Date	Committed Credit	Credit Available	Maturity Date	Interest
Five-Year Revolving Credit Facility	April 2022	$2,500	$2,484	April 2027	Floating Rate
2024 $1B Revolving Credit Facility	May 2024	1,000	1,000	May 2025	Floating Rate
Total Committed and Available Credit Facilities		$3,500	$3,484

Schedule of Supplier Finance Program
The following table summarizes the outstanding obligations confirmed as valid under the supplier financing programs for the year ended December 31, 2024:

Supplier Financing Program Activity	Amount
In millions
Confirmed obligations outstanding as of January 1, 2024	$97
Invoices confirmed to financial institutions	421
Confirmed invoices paid to financial institution	(413)
Foreign currency exchange impact	(1)
Confirmed obligations outstanding as of December 31, 2024	$104